Expense Example - Russell Investments Multisector Bond ETF - Russell Investments Multisector Bond ETF	Sep. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157